Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	1,015,936,004.60	54,659
Yield Supplement Overcollateralization Amount 10/31/17	63,255,242.34	0
Receivables Balance 10/31/17	1,079,191,246.94	54,659
Principal Payments	33,085,757.69	1,401
Defaulted Receivables	2,183,247.15	112
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	60,649,588.84	0
Pool Balance at 11/30/17	983,272,653.26	53,146

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.12%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	15,100,880.10	808
Past Due 61-90 days	3,373,715.99	178
Past Due 91-120 days	897,122.69	50
Past Due 121+ days	0.00	0
Total	19,371,718.78	1,036

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	961,777.41
Aggregate Net Losses/(Gains) - November 2017	1,221,469.74
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.36%
Prior Net Losses Ratio	1.31%
Second Prior Net Losses Ratio	1.56%
Third Prior Net Losses Ratio	1.82%
Four Month Average	1.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	44,247,269.40
Actual Overcollateralization	44,247,269.40
Weighted Average APR	4.27%
Weighted Average APR, Yield Adjusted	6.92%
Weighted Average Remaining Term	57.71

Flow of Funds	$ Amount

Collections	37,876,694.48
Investment Earnings on Cash Accounts	30,090.29
Servicing Fee	(899,326.04)
Transfer to Collection Account	0.00
Available Funds	37,007,458.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,370,160.30
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	31,193,500.53
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	4,374,976.23

Total Distributions of Available Funds	37,007,458.73

Servicing Fee	899,326.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 11/15/17	970,218,884.39
Principal Paid	31,193,500.53
Note Balance @ 12/15/17	939,025,383.86

Class A-1
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2a
Note Balance @ 11/15/17	301,927,348.22
Principal Paid	22,707,034.21
Note Balance @ 12/15/17	279,220,314.01
Note Factor @ 12/15/17	80.5830632%

Class A-2b
Note Balance @ 11/15/17	112,841,536.17
Principal Paid	8,486,466.32
Note Balance @ 12/15/17	104,355,069.85
Note Factor @ 12/15/17	80.5830655%

Class A-3
Note Balance @ 11/15/17	426,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	426,000,000.00
Note Factor @ 12/15/17	100.0000000%

Class A-4
Note Balance @ 11/15/17	94,750,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	94,750,000.00
Note Factor @ 12/15/17	100.0000000%

Class B
Note Balance @ 11/15/17	34,700,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	34,700,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,438,981.97
Total Principal Paid	31,193,500.53
Total Paid	32,632,482.50

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	377,409.19
Principal Paid	22,707,034.21
Total Paid to A-2a Holders	23,084,443.40

Class A-2b
One-Month Libor	1.25028%
Coupon	1.39028%
Interest Paid	130,734.44
Principal Paid	8,486,466.32
Total Paid to A-2b Holders	8,617,200.76

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1452760
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.8266947
Total Distribution Amount	25.9719707

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.0892040
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.5325663
Total A-2a Distribution Amount	66.6217703

A-2b Interest Distribution Amount	1.0095324
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.5325585
Total A-2b Distribution Amount	66.5420909

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/17	3,213,436.41
Investment Earnings	2,509.86
Investment Earnings Paid	(2,509.86)
Deposit/(Withdrawal)	-
Balance as of 12/15/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41